Fair Value Measurements - Summary of change in fair value of preferred stock warrant liability (Detail) - Preferred Stock Warrant Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance	$ 433	$ 442
Issuance of new warrants	271
Change in fair value	153	(9)
Warrant exercises	(857)
Fair value, Ending Balance	$ 0	$ 433